Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, equipment and software, net
Total Property, equipment and software	¥ 68,826	¥ 90,455
Less: Accumulated depreciation and amortization	(58,147)	(70,002)
Impairment loss	(7,642)	(5,891)
Total Property, equipment and software, net	3,037	14,562		$ 440
Depreciation and amortization	2,744	5,929	¥ 3,389
Buildings
Property, equipment and software, net
Total Property, equipment and software	2,594	2,594
Leasehold Improvements
Property, equipment and software, net
Total Property, equipment and software	57,162	63,780
Furniture and office equipment
Property, equipment and software, net
Total Property, equipment and software	2,738	15,644
Vehicles
Property, equipment and software, net
Total Property, equipment and software	1,633	3,670
Software And Software Development Costs
Property, equipment and software, net
Total Property, equipment and software	¥ 4,699	¥ 4,767